Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022		Dec. 31, 2023
Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations [Line Items]
Net income (loss)	$ (191,805)	$ 557,084	$ (48,301)	$ 539,100	$ (66,302)		$ 1,308,097
Accretion of redeemable ordinary shares to redemption value	(1,368,781)	(2,298,800)	(3,922,138)	(2,388,602)			$ (7,418,245)
Net loss including accretion of redeemable ordinary shares to redemption value	(1,560,586)	(1,741,716)	(3,970,439)	(1,849,502)
Redeemable Class A Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations [Line Items]
Accretion of redeemable ordinary shares to redemption value	1,368,781	2,298,800	3,922,138	2,388,602
Numerator:
Allocation of net loss	(1,191,585)	(1,329,885)	(3,031,625)	(1,200,152)
Allocation of net income (loss)	$ 177,196	$ 968,915	$ 890,513	$ 1,188,450
Denominator:
Basic weighted average shares outstanding (in Shares)	5,750,000	5,750,000	5,750,000	2,986,188			4,379,452
Diluted weighted average shares outstanding (in Shares)	5,750,000	5,750,000	5,750,000	2,986,188			4,379,452
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.03	$ 0.17	$ 0.15	$ 0.4			$ 0.69
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.03	$ 0.17	$ 0.15	$ 0.4			$ 0.69
Non-Redeemable Class A and Class B Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Unaudited Condensed Consolidated Statements of Operations [Line Items]
Accretion of redeemable ordinary shares to redemption value
Numerator:
Allocation of net loss	(369,001)	(411,831)	(938,814)	(649,350)
Allocation of net income (loss)	$ (369,001)	$ (411,831)	$ (938,814)	$ (649,350)
Denominator:
Basic weighted average shares outstanding (in Shares)	1,780,625	1,780,625	1,780,625	1,615,698	1,250,000	[1]	1,698,839	[1]
Diluted weighted average shares outstanding (in Shares)	1,780,625	1,780,625	1,780,625	1,615,698	1,250,000	[1]	1,698,839	[1]
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.21)	$ (0.23)	$ (0.53)	$ (0.4)	$ (0.05)		$ (1.01)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.21)	$ (0.23)	$ (0.53)	$ (0.4)	$ (0.05)		$ (1.01)

[1]	The basic and diluted weighted average shares outstanding, non redeemable ordinary shares for the period from March 11, 2022 (inception) through December 31, 2022 excludes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 28, 2023, the over-allotment option was fully exercised.